Capital Stock - Series B Preferred Stock Transactions - Additional Information (Detail)				1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 24, 2013 $ / shares shares	Mar. 09, 2012 $ / shares	May. 12, 2008 USD ($) Investor $ / shares shares	Nov. 30, 2014 $ / shares	Oct. 31, 2014 $ / shares	May. 31, 2008	Jun. 30, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares	Feb. 28, 2014 $ / shares	Aug. 31, 2013 $ / shares	Mar. 12, 2013 $ / shares	Jan. 22, 2013 $ / shares
Class of Stock [Line Items]
Number of accredited investors | Investor			5
Conversion ratio for each share		0.0167
Warrants exercisable price | $ / shares												$ 0.25	$ 30.00	$ 30.00
Convertible preferred stock, conversion price | $ / shares		$ 60.00
Previously Reported [Member]
Class of Stock [Line Items]
Warrants exercisable price | $ / shares													$ 0.20	$ 0.20
Series B Warrants [Member]
Class of Stock [Line Items]
Number of warrants to purchase common stock			2
Number of units issued	133,334								16,754,822
Series B Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of units issued	20,000,000
Common Stock [Member]
Class of Stock [Line Items]
Number of units issued									16,754,822
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of units issued	133,334		400,000
Number of Series B Preferred Stock for each Series B unit			1							1
Common stock purchase price, per share | $ / shares			$ 1.00
Proceeds from issuance of preferred stock and warrants | $			$ 400,000
Initial conversion price | $ / shares			$ 75.00	$ 0.05670	$ 0.06447
Warrants exercisable price | $ / shares	$ 22.50		$ 75.0000	8.6400	9.6705						$ 6.7200
Number of years from issuance of warrants to convert as common stock			5 years
Convertible preferred stock, conversion price | $ / shares							$ 6.72	$ 0.0576
Liquidation premium						6.00%
Preferred stock, shares issued							300,000	300,000	300,000
Preferred stock, shares outstanding							300,000	300,000	300,000
Series B Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of units issued	20,000,000
Initial conversion price | $ / shares			$ 0.5
Warrants exercisable price | $ / shares	$ 0.15		$ 0.50000	$ 0.05760	$ 0.06447						$ 0.05670
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion ratio for each share			0.0134
Conversion ratio for each share			2.00%